Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Summary of Company's Board of Directors Approved and Declared a Quarterly Preferred Cash Dividend

The Company’s board of directors approved and declared a quarterly preferred cash dividend during the nine months ended September 30, 2021 on its issued and outstanding preferred shares:

		Series A Preferred Shares		Series B Preferred Shares (2)
Record Date	Payment Date	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)
May 31, 2021	June 15, 2021	$1,808	$0.30	—	—
August 31, 2021	September 15, 2021	$2,625	$0.44	—	—

(1)	Rounded to the nearest whole cent.
(2)	Dividend payment on the Series B Preferred Shares commences on December 15, 2021 (see Note 13 “Subsequent Events”).